7. Prepayments and other current assets (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ZHEJIANG TIANLAN
Contracts costs incurred plus estimated earnings	229,994	548,026
Less: Progress billings	(62,489)	(424,397)
Cost and estimated earnings in excess of billings	167,505	123,629
ZHEJIANG JIAHUAN
Prepayments and other receivables	11,333	5,141
Deposits	3,067	3,185
Prepayments and other current assets	14,400	8,326